Contents of Significant Accounts - Aging Analysis of Accounts Receivables, Net (Detail) $ in Thousands, $ in Thousands	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets [Line Items]
Accounts receivable, net	$ 21,859,855	$ 704,333	$ 20,876,417	$ 22,901,461
Neither past due nor impaired [Member]
Disclosure of financial assets [Line Items]
Accounts receivable, net			15,496,207	18,516,739
Past due but not impaired [Member]
Disclosure of financial assets [Line Items]
Accounts receivable, net			5,380,210	4,384,722
Past due but not impaired [Member] | Less than or equal to 30 days [Member]
Disclosure of financial assets [Line Items]
Accounts receivable, net			4,268,772	3,018,482
Past due but not impaired [Member] | 31 to 60 days [Member]
Disclosure of financial assets [Line Items]
Accounts receivable, net			444,401	630,762
Past due but not impaired [Member] | 61 to 90 days [Member]
Disclosure of financial assets [Line Items]
Accounts receivable, net			138,178	513,702
Past due but not impaired [Member] | 91 to 120 days [Member]
Disclosure of financial assets [Line Items]
Accounts receivable, net			124,332	183,572
Past due but not impaired [Member] | Greater than or equal to 121 days [Member]
Disclosure of financial assets [Line Items]
Accounts receivable, net			$ 404,527	$ 38,204